Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Reconciliation of basic net earnings per share to diluted net earnings per share
Basic net earnings per share attributable to Parent	$ 0.93	$ 1.08	$ 0.51	$ 1.43	$ 0.08	$ 1.17	$ 1.01	$ 1.27	$ 3.94	$ 3.54	$ 4.85
Average shares outstanding - basic									2,753,300,000	2,736,000,000	2,751,400,000
Potential shares exercisable under stock option plans									164,600,000	158,300,000	156,100,000
Less: shares which could be repurchased under treasury stock method									(128,200,000)	(122,600,000)	(122,300,000)
Convertible debt shares									3,600,000	3,600,000	3,600,000
Accelerated share repurchase program	19,300,000								19,300,000	0	0
Average shares outstanding - diluted									2,812,600,000	2,775,300,000	2,788,800,000
Diluted net earnings per share attributable to parent	$ 0.91	$ 1.05	$ 0.50	$ 1.41	$ 0.08	$ 1.15	$ 1.00	$ 1.25	$ 3.86	$ 3.49	$ 4.78